Acquisition of Netclass Japan	12 Months Ended
Sep. 30, 2025
Acquisition of Netclass Japan
Acquisition of Netclass Japan

NOTE 10 — Acquisition of Netclass Japan

On February 28, 2025, NetClass Technology Inc. (the “Company”) acquired 51% of CreateSolutions Co., Ltd. (“Netclass Japan”), a company incorporated in Japan and principally engaged in software development. Pursuant to the acquisition agreement, the Company invested JPY 2,550,000 ($17,158) into Netclass Japan for 255 newly issued shares of Netclass Japan, which is 51% of total outstanding shares of Netclass Japan. As a result of the transaction, the Company obtained control over Netclass Japan and accounted for the acquisition as a business combination under ASC 805, Business Combinations.

Following table illustrates the FV of the assets and liabilities of Netclass Japan as of the acquisition date and the gain on acquisition:

	Unaudited
Fair value of assets and liabilities as of the acquisition date:	$
Cash		34,486
Receivables		91,722
Customer list		328,890
Payables		(103,913)
Deferred tax liability		(46,626)
Net assets at acquisition		304,559
Add:
Foreign currency exchange loss		230
Less:
Non-controlling interest		(147,907)
Total consideration paid for acquisition		(17,158)

Bargain purchase gain		$(139,724)